Revenues - Detailed Information about Revenue (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenues [abstract]
Revenue from contracts with customers		$ 18,284	$ 19,124	$ 16,995
National Government incentives	[1]	164	169	316
Revenues		$ 18,448	$ 19,293	$ 17,311

[1]	See Note 36.